BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
DocHouse Asset Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$17,477,788
Debt Payable	ii		1,934,964
Shares Issued	iii	128,265	2,083,450

Total		128,265	$21,496,202

4. BUSINESS COMBINATION AND ASSET ACQUISITIONS (Continued)

DocHouse Asset Acquisition (continued)

Pursuant to the terms of the Definitive Agreement (“DocHouse Agreement”), Ayr satisfied the purchase price of $21.5 million for DocHouse through the following:

i.	$17.5 million of the DocHouse purchase price in the form of cash consideration, of which $12.4 million was paid on closing, $3.0 million was paid within three months, and $2.1 million was paid within six months of closing;
ii.	$1.9 million of the DocHouse purchase price in the form of promissory notes payables; and
iii.	$2.1 million of the DocHouse purchase price in the form of 128,265 Subordinate Shares of the Company. These shares have restrictions on their ability to be sold for six to twelve months (the “DocHouse Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 12.5% discount rate attributed to the contractual restrictions.

PA Natural Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$36,497,692
Debt Payable	ii		25,000,000
Shares Issued	iii	814,329	19,216,937
Contingent Consideration	iv		39,041,245

Total		814,329	$119,755,874

Pursuant to the terms of the Definitive Agreement (“PA Natural Agreement”), Ayr satisfied the purchase price of $119.8 million for PA Natural through the following:

i.	$36.5 million of the PA Natural purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$25.0 million of the PA Natural purchase price in the form of a promissory note payable;

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

PA Natural Business Combination (continued)

iii.

$19.2 million of the PA Natural purchase price in the form of 814,329 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “PA Natural Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and an 11% discount rate attributed to the contractual restrictions; and

iv.

A portion of the PA Natural purchase price is derived from an earn-out provision through December 31, 2021 based on adjusted earnings before interest tax depreciation and amortization (“EBITDA”), a non-GAAP measure, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

Schedule of details of the asset acquisition

PA Natural
$
ASSETS ACQUIRED
Cash	2,223,523
Inventory, net	2,669,998
Prepaid expenses and other assets	77,351
Intangible assets-licenses/permits	101,000,000
Property, plant, and equipment	847,747
Right-of-use assets - operating	785,780
Deposits	5,600
Total assets acquired at fair value	107,609,999

LIABILITIES ASSUMED
Trade payables	1,991,425
Accrued liabilities	317,868
Lease liabilities - operating	703,495
Total liabilities assumed at fair value	3,012,788

Goodwill	15,158,663

Consideration transferred	119,755,874

Q3 2021
Disclosure of detailed information about business combination [line items]
Schedule of details of the asset acquisition

	GSD	Eskar	Total
	$	$	$
ASSETS ACQUIRED
Cash	579,560	–	579,560
Inventory, net	3,237,125	–	3,237,125
Prepaid expenses and other assets	67,449	–	67,449
Intangible assets - licenses/permits	172,000,000	–	172,000,000
Intangible assets - host community agreements	–	1,000,000	1,000,000
Property, plant, and equipment	30,699,183	–	30,699,183
Right-of-use assets - operating	13,234,034	–	13,234,034
Deposits	193,610	–	193,610
Total assets acquired at fair value	220,010,961	1,000,000	221,010,961

LIABILITIES ASSUMED
Trade payables	1,658,180	–	1,658,180
Accrued liabilities	444,784	–	444,784
Advance from related parties	22,750,176	–	22,750,176
Lease liabilities - operating	13,025,508	–	13,025,508
Debts payable	3,000,000	–	3,000,000
Total liabilities assumed at fair value	40,878,648	–	40,878,648

Goodwill	11,523,843	–	11,523,843

Consideration transferred	190,656,156	1,000,000	191,656,156

GSD Business Combination
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$41,860,310
Debt Payable	ii		29,490,630
Shares Issued	iii	1,511,334	29,744,216
Contingent Consideration	iv		89,561,000

Total		1,511,334	$190,656,156

Pursuant to the terms of the Definitive Agreement (“GSD Agreement”), Ayr satisfied the purchase price of $190.7 million for GSD through the following:

i.	$41.9 million of the GSD purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

GSD Business Combination (continued)

ii.	$29.5 million of the GSD purchase price in the form of a promissory note payable;
iii.	$29.7 million of the GSD purchase price in the form of 1,511,334 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “GSD Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 9.2% discount rate attributed to the contractual restrictions; and
iv.	A portion of the GSD purchase price is derived from an earn-out provision through December 31, 2022, subject to extension, based on exceeding revenue target thresholds, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

Q1 2021
Disclosure of detailed information about business combination [line items]
Schedule of details of the asset acquisition

	Liberty	Oasis	Parma	Ohio Medical	Total
	$	$	$	$	$
ASSETS ACQUIRED
Cash	6,650,137	8,237,240	–	–	14,887,377
Accounts receivable	–	26,125	–	6,362	32,487
Inventory, net	46,842,186	10,288,630	–	313,076	57,443,892
Prepaid expenses and other assets	817,824	463,825	–	96,974	1,378,623
Intangible assets - licenses/permits	270,000,000	220,000,000	–	11,739	490,011,739
Intangible assets - right-to-use licenses	–	–	13,255,000	–	13,255,000
Property, plant, and equipment	56,745,883	10,898,530	3,910,000	493,239	72,047,652
Right-of-use assets - operating	11,750,150	15,824,407	–	3,488,670	31,063,227
Right-of-use assets - finance, net	378,992	13,095	–	–	392,087
Deposits	619,377	166,200	–	252,000	1,037,577
Total assets acquired at fair value	393,804,549	265,918,052	17,165,000	4,662,060	681,549,661

LIABILITIES ASSUMED
Trade payables	3,274,256	2,901,326	–	–	6,175,582
Accrued liabilities	5,383,075	2,720,381	–	15,000	8,118,456
Income tax payable	1,818,520	–	–	–	1,818,520
Deferred tax liabilities	71,962,667	–	–	–	71,962,667
Lease liabilities - operating	11,693,248	15,824,408	–	3,497,060	31,014,716
Lease liabilities - finance	378,992	13,095	–	–	392,087
Debts payable	7,479,389	–	–	–	7,479,389
Accrued interest	153,057	–	–	–	153,057
Total liabilities assumed at fair value	102,143,204	21,459,210	–	3,512,060	127,114,474

Goodwill	114,682,655	30,581,041	–	–	145,263,696

Consideration transferred	406,344,000	275,039,883	17,165,000	1,150,000	699,698,883

Liberty Health Sciences
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Share Capital	i	12,670,958	$399,499,188
Purchase Consideration Payable	ii	75,864	2,391,895
Replacement Options Issued	iii	248,412	4,452,917

Total		12,995,234	$406,344,000

Pursuant to the terms of the Definitive Agreement (“Liberty Agreement”), Ayr satisfied the purchase price of $406.3 million for Liberty through the following:

i.	$399.5 million of the Liberty purchase price in the form of 12,670,958 Subordinate Shares of the Company in a stock-for-stock combination. Liberty shareholders received 0.03683 Ayr shares for each Liberty share held;
ii.	$2.4 million of the Liberty purchase price in the form of 75,864 Subordinate Shares were issued to dissenting Liberty shareholders who subsequently withdrew their dissent notices. On April 1, 2021, the dissenting Liberty shareholders received 0.03683 Ayr Subordinate Shares for each share held and the Company recognized a gain from fair value adjustment of $102,351, see Note 13; and
iii.	$4.5 million of the Liberty purchase price in the form of 248,412 replacement options issued that were fully vested.

Oasis
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$9,732,751
Debt Payable	ii		22,504,885
Shares Issued	iii	4,570,434	125,187,247
Contingent Consideration	iv		117,615,000

Total		4,570,434	$275,039,883

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Oasis Business Combination (continued)

Pursuant to the terms of the Definitive Agreement (“Oasis Agreement”), Ayr satisfied the purchase price of $275.0 million for Oasis through the following:

i.	$9.7 million of the Oasis purchase price in the form of cash consideration;
ii.	$22.5 million of the Oasis purchase price in the form of promissory notes payable. The notes are subjected to adjustment based on a final working capital adjustment;
iii.	$125.2 million of the Oasis purchase price in the form of 4,570,434 Exchangeable Shares, that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. Two million of the Exchangeable Shares are held in escrow and may be payable upon the achievement of established cultivation targets at the facility under development. These shares have restrictions on their ability to be sold for six to eighteen months (the “Oasis Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 15% discount rate attributed to the contractual restrictions; and
iv.	A portion of the Oasis purchase price is derived from an earn-out provision through December 31, 2022 based on adjusted EBITDA, a non-GAAP measure, consisting of cash and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved, see Note 13 for more information.

Q4 2020 Acquisitions
Disclosure of detailed information about business combination [line items]
Schedule of details of the asset acquisition

	DocHouse	CannTech PA	Total
	$	$	$
ASSETS ACQUIRED
Cash	–	2,383,373	2,383,373
Inventory, net	–	254,342	254,342
Prepaid expenses, deposits, and other current assets	–	525,989	525,989
Intangible assets - licenses/permits	13,072,485	62,099,558	75,172,043
Property, plant, and equipment	11,063,908	10,596,301	21,660,209
Right-of-use assets - operating	–	11,131,990	11,131,990
Deposits and other assets	–	204,132	204,132
Total assets acquired at fair value	24,136,393	87,195,685	111,332,078

LIABILITIES ASSUMED
Trade payables	290,512	715,912	1,006,424
Accrued liabilities	46,330	262,130	308,460
Advance from related parties	2,303,349	5,737,455	8,040,804
Lease liabilities - operating	–	11,170,076	11,170,076
Debts payable	–	8,271,432	8,271,432
Total liabilities assumed at fair value	2,640,191	26,157,005	28,797,196

Goodwill	–	3,015,000	3,015,000

Consideration transferred	21,496,202	64,053,680	85,549,882

CannTech PA Business Combination
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Fair Value
Cash	i		$25,160,864
Debt Payable	ii		13,917,181
Shares Issued	iii	1,310,041	24,975,635

Total		1,310,041	$64,053,680

Pursuant to the terms of the Definitive Agreement (“CannTech PA Agreement”), Ayr satisfied the purchase price of $64.1 million for CannTech PA through the following:

i.	$25.2 million of the CannTech PA purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;
ii.	$15.2 million of the CannTech PA purchase price in the form of promissory notes payable. The fair value of the notes on the acquisition date was $13.9 million; and
iii.	$25.0 million of the CannTech PA purchase price in the form of 1,310,041 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. These shares have restrictions on their ability to be sold for four to twelve months (the “CannTech PA Lock-Up Provision”). The fair value of the shares was determined by the share price at the date of acquisition and a 12% discount rate attributed to the contractual restrictions.